UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		May 13, 2008

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  15
Form 13F Information Table Value Total: $222,009

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED  NONE

American Express                    COM  025816109   $32,186   736,187 SH      SOLE                     736,187       0     0
Capital One Financial Cor           COM  14040H105   $19,327   392,668 SH      SOLE                     392,668       0     0
CVS Corp                            COM   126650100  $42,580 1,051,100 SH      SOLE                   1,051,100       0     0
Equifax Inc                         COM   294429105  $15,194   440,659 SH      SOLE                     440,659       0     0
General Mls Inc                     COM   370334104   $7,515   125,500 SH      SOLE                     125,500       0     0
Kraft Foods Inc-A                   CLA  50075N104    $6,527   210,500 SH      SOLE                     210,500       0     0
Lifetime Brands Inc                 COM  53222Q103    $4,618   516,533 SH      SOLE                     516,533       0     0
Lowes Cos Inc                       COM   548661107  $20,806   907,000 SH      SOLE                     907,000       0     0
Mortons Restaurant Grp In           COM   619430101   $9,932 1,252,433 SH      SOLE                   1,252,433       0     0
O'Reilly Automotive Inc             COM   686091109     $713    25,000 SH      SOLE                      25,000       0     0
Staples Inc                         COM   855030102  $17,402   787,047 SH      SOLE                     787,047       0     0
Sysco Corp                          COM   871829107  $18,573   640,000 SH      SOLE                     640,000       0     0
Tempur-Pedic Internationa           COM  88023U101    $4,733   430,300 SH      SOLE                     430,300       0     0
Wachovia Corp                       COM   929903102  $17,288   640,300 SH      SOLE                     640,300       0     0
Wells Fargo & Company               COM   949746101   $4,615   158,579 SH      SOLE                     158,579       0     0

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